UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Shares	Value
Common Stocks—88.2%
Consumer Discretionary—11.4%
Automobiles—0.4%
Ferrari NV	396,493	$43,073,805
Distributors—0.2%
Paltac Corp.	490,800	21,812,320
Hotels, Restaurants & Leisure—1.3%
OPAP SA	2,800,583	34,224,552
SSP Group plc	11,494,059	99,801,439
		134,025,991
Household Durables—1.5%
Cairn Homes plc[2]	22,981,530	48,695,447
De’ Longhi SpA[2]	1,895,149	55,754,152
SEB SA	269,330	49,646,919
		154,096,518
Internet & Catalog Retail—5.0%
ASKUL Corp.	2,452,841	68,358,432
ASOS plc[2]	650,426	53,339,851
boohoo.com plc[2]	19,816,630	48,927,920
Ocado Group plc[1,2]	31,732,400	151,503,876
Qliro Group AB1,2	7,836,819	15,571,423
Rakuten, Inc.	5,892,500	60,584,256
Start Today Co. Ltd.	1,520,474	46,856,812
Zalando SE2,3	1,264,717	64,756,353
		509,898,923
Media—0.3%
LIFULL Co. Ltd.	3,448,100	28,237,676
Multiline Retail—1.2%
B&M European Value Retail SA	14,637,790	75,638,068
Seria Co. Ltd.	645,200	40,858,859
		116,496,927
Specialty Retail—0.6%
SuperGroup plc	2,331,880	62,266,910
Textiles, Apparel & Luxury Goods—0.9%
Asics Corp.	1,271,200	18,858,353
Salvatore Ferragamo SpA	2,593,941	70,810,173
		89,668,526
Consumer Staples—9.1%
Beverages—3.4%
Britvic plc	7,947,690	86,557,690
Carlsberg AS, Cl. B	535,804	63,550,839
Davide Campari-Milano SpA	12,097,470	94,118,417

	Shares	Value
Beverages (Continued)
Treasury Wine Estates Ltd.	7,888,307	$94,213,457
		338,440,403
Food & Staples Retailing—1.1%
Ain Holdings, Inc.	650,100	44,257,750
Booker Group plc	23,551,520	69,804,434
		114,062,184
Food Products—3.2%
Ariake Japan Co. Ltd.	1,562,800	141,760,246
Aryzta AG2	2,185,311	73,068,640
Greencore Group plc	10,015,290	28,464,317
Morinaga & Co. Ltd.	1,566,600	78,736,062
		322,029,265
Household Products—1.4%
Kose Corp.	644,300	99,220,031
Rohto Pharmaceutical Co. Ltd.	1,698,333	43,792,105
		143,012,136
Financials—8.2%
Capital Markets—0.9%
3i Group plc	7,232,128	88,183,069
Commercial Banks—1.8%
Bank of Ireland Group plc[2]	9,748,685	76,042,189
Bankinter SA	5,494,677	53,068,932
Metro Bank plc[2]	1,158,080	54,037,201
		183,148,322
Consumer Finance—0.5%
Shriram Transport Finance Co. Ltd.	2,556,963	52,912,868
Diversified Financial Services—0.4%
Coface SA	3,809,970	41,772,346
Insurance—3.3%
Baloise Holding AG	396,115	61,043,162
Grupo Catalana Occidente SA	2,359,741	101,720,772
Helvetia Holding AG	113,126	62,426,304
NN Group NV	1,183,746	52,029,361
St James’s Place plc	3,361,230	55,213,773
		332,433,372
Real Estate Investment Trusts (REITs)—0.7%
Hibernia REIT plc[1]	38,486,294	65,504,052

1       OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development—0.6%
DLF Ltd.	8,683,954	$31,644,418
Oberoi Realty Ltd.	4,151,083	31,597,516
		63,241,934
Health Care—21.5%
Biotechnology—4.9%
Abcam plc	6,636,210	88,256,264
Ablynx NV2	923,927	21,665,999
Amarin Corp. plc, ADR[2]	7,834,530	25,618,913
Argenx SE2	618,493	18,680,277
Ascendis Pharma AS, ADR[2]	294,810	10,937,451
BeiGene Ltd., ADR[2]	687,650	55,012,000
Bioverativ, Inc.[2]	1,416,770	70,866,835
FibroGen, Inc.[2]	351,750	16,708,125
Galapagos NV2	491,865	43,057,123
Genmab AS2	218,000	42,908,961
Hansa Medical AB2	369,363	8,736,628
Neurocrine Biosciences, Inc.[2]	498,200	35,815,598
Ovid therapeutics, Inc.[2]	421,080	5,183,495
Prothena Corp. plc[2]	166,170	7,725,243
Repligen Corp.[2]	1,210,410	42,909,035
		494,081,947
Health Care Equipment & Supplies—6.9%
Ambu AS, Cl. B	1,109,186	92,886,634
BioMerieux	881,450	73,542,868
Carl Zeiss Meditec AG	2,444,113	144,610,157
DBV Technologies SA2	754,989	34,199,477
DexCom, Inc.[2]	1,483,700	86,692,591
Elekta AB, Cl. B	7,459,317	62,029,855
Mazor Robotics Ltd., Sponsored ADR[2]	734,150	42,690,822
Ossur HF1	22,966,074	107,194,348
STRATEC Biomedical AG1	751,899	62,459,921
		706,306,673
Health Care Providers & Services—0.4%
ConvaTec Group plc[3]	15,088,000	39,657,445
Health Care Technology—0.3%
CompuGroup Medical SE	432,033	29,253,440

	Shares	Value
Life Sciences Tools & Services—4.0%
Bio-Techne Corp.	150,660	$20,301,435
Bruker Corp.	1,632,990	57,448,588
Genfit[2]	449,840	12,230,886
Lonza Group AG2	592,417	154,772,304
MorphoSys AG2	443,422	41,892,670
Tecan Group AG1	586,159	120,747,225
		407,393,108
Pharmaceuticals—5.0%
GW Pharmaceuticals plc, ADR[2]	77,820	9,687,812
H. Lundbeck AS	2,202,524	111,079,280
Ipsen SA	582,830	71,065,306
Kyowa Hakko Kirin Co. Ltd.	1,816,200	34,554,488
Medicines Co. (The)[2]	694,030	20,126,870
Nippon Shinyaku Co. Ltd.	1,436,700	103,012,290
Santen Pharmaceutical Co. Ltd.	2,194,600	33,506,233
Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,339,060	49,484,869
UCB SA	982,356	73,233,105
		505,750,253
Industrials—16.8%
Aerospace & Defense—1.0%
CAE, Inc.	5,417,428	95,654,777
Air Freight & Couriers—0.9%
Panalpina Welttransport Holding AG	646,852	95,102,171
Building Products—3.3%
Belimo Holding AG	13,307	57,200,156
LIXIL Group Corp.	5,671,200	149,730,376
TOTO Ltd.	2,315,400	129,135,900
		336,066,432
Commercial Services & Supplies—0.5%
Loomis AB, Cl. B	1,259,697	51,964,658
Mitsubishi Pencil Co. Ltd.	59,600	1,298,287
		53,262,945
Construction & Engineering—0.7%
Balfour Beatty plc	20,259,464	72,665,824

2       OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value
Electrical Equipment—0.4%
Fuji Electric Co. Ltd.	6,313,000	$44,811,987
Machinery—6.2%
Burckhardt Compression Holding AG	115,059	35,137,255
Cargotec OYJ, Cl. B	386,346	22,152,043
Harmonic Drive Systems, Inc.	936,500	60,777,342
Hoshizaki Corp.	714,500	68,920,329
IMI plc	6,074,830	102,733,185
Metso OYJ	2,747,277	96,801,888
Nabtesco Corp.	1,348,200	52,929,361
OSG Corp.	1,457,900	30,144,396
Spirax-Sarco Engineering plc	632,439	49,147,854
Trelleborg AB, Cl. B	2,360,931	56,872,979
Wartsila OYJ Abp	710,470	47,035,443
		622,652,075
Trading Companies & Distributors—2.9%
Brenntag AG	869,047	54,126,858
Bunzl plc	1,315,622	37,652,302
Cramo OYJ[1]	2,392,699	53,280,542
Howden Joinery Group plc	10,242,880	62,415,479
IMCD Group NV	800,121	49,488,490
MonotaRO Co. Ltd.	1,149,900	32,859,464
		289,823,135
Transportation Infrastructure—0.9%
Flughafen Zurich AG	398,907	89,673,720
Information Technology—17.5%
Electronic Equipment, Instruments, & Components—4.6%
Azbil Corp.	1,392,600	60,803,898
Cognex Corp.	556,360	77,094,805
Electrocomponents plc	2,941,831	25,120,707
Jenoptik AG	1,528,489	49,967,534
Renishaw plc	683,090	49,149,159
Topcon Corp.	3,298,800	73,452,004
Yaskawa Electric Corp.	1,341,600	59,499,799
Yokogawa Electric Corp.	3,772,600	70,048,729
		465,136,635
Internet Software & Services—2.8%
Auto Trader Group plc[3]	5,672,500	25,799,915

	Shares	Value
Internet Software & Services (Continued)

Infomart Corp.	3,149,900	$19,349,013
Istyle, Inc.[1]	5,267,100	41,407,911
Moneysupermarket. com Group plc	11,713,572	53,090,667
XING SE1	351,498	109,900,447
ZPG plc[3]	8,658,040	37,765,806
		287,313,759
IT Services—3.2%
Fujitsu Ltd.	11,587,000	86,754,628
Obic Co. Ltd.	1,857,700	129,097,921
SCSK Corp.	969,708	42,471,463
Tech Mahindra Ltd.	3,324,319	25,226,331
Wirecard AG	393,315	41,939,900
		325,490,243
Semiconductors & Semiconductor Equipment—2.0%
Cree, Inc.[2]	727,540	25,856,772
Disco Corp.	125,000	27,891,155
Mellanox Technologies Ltd.[2]	1,112,080	65,723,928
Rohm Co. Ltd.	800,200	82,514,488
		201,986,343
Software—4.4%
Descartes Systems Group, Inc. (The)[2]	1,730,953	48,045,132
Nemetschek SE	1,093,705	104,553,457
Nice Ltd., Sponsored ADR	2,326,526	203,594,290
OBIC Business Consultants Co. Ltd.	1,081,200	54,704,596
SimCorp AS	579,742	34,902,455
		445,799,930
Technology Hardware, Storage & Peripherals—0.5%
BlackBerry Ltd.[2]	4,649,886	50,169,680
Materials—3.2%
Chemicals—2.7%
Koninklijke DSM NV	893,086	83,792,201
LANXESS AG	1,162,577	88,391,575
Sika AG	4,969	38,374,466
Symrise AG	747,448	63,570,690
		274,128,932
Containers & Packaging—0.5%
Huhtamaki OYJ	1,138,510	50,064,719

3       OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Telecommunication Services—0.5%
Diversified Telecommunication Services—0.5%
VZ Holding AG	148,682	$49,486,061
Total Common Stocks (Cost $6,200,377,280)		8,936,049,781

Preferred Stock—0.3%
Sartorius AG, Preference (Cost $3,802,002)	281,992	27,020,666

Investment Company—11.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[1,4] (Cost $1,158,687,880)	1,158,687,880	1,158,687,880

Total Investments, at Value (Cost $7,362,867,162)	99.9%	10,121,758,327
Net Other Assets (Liabilities)	0.1	12,902,103

Net Assets	100.0%	$10,134,660,430

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares November 30, 2017

Cramo OYJ	2,164,550	228,149	—	2,392,699
Hibernia REIT plc	38,486,294	—	—	38,486,294
Istyle, Inc.	5,267,100	—	—	5,267,100
Ocado Group plc	31,732,400	—	—	31,732,400
Oppenheimer Institutional Government Money Market Fund, Cl. E	826,950,070	697,136,273	365,398,463	1,158,687,880
Ossur HF	21,836,901	1,129,173	—	22,966,074
Qliro Group AB	7,836,819	—	—	7,836,819
STRATEC Biomedical AG	684,124	67,775	—	751,899
Tecan Group AG	448,416	137,743	—	586,159
XING SE	380,318	—	28,820	351,498

4 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Cramo OYJ	$53,280,542	$—	$—	$(12,183,850)
Hibernia REIT plc	65,504,052	—	—	76,548
Istyle, Inc.	41,407,911	—	—	10,484,180
Ocado Group plc	151,503,876	—	—	24,545,826
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,158,687,880	2,521,919	—	—
Ossur HF	107,194,348	—	—	(3,395,677)
Qliro Group AB	15,571,423	—	—	(2,095,202)
STRATEC Biomedical AG	62,459,921	—	—	14,739,865
Tecan Group AG	120,747,225	—	—	2,495,418
XING SE	109,900,447	—	3,294,691	(1,351,514)

Total	$1,886,257,625	$2,521,919	$3,294,691	$33,315,594

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $167,979,519 or 1.66% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$ 2,220,774,766	21.9%
United States	1,617,692,029	16.0
United Kingdom	1,385,012,774	13.7
Germany	882,443,668	8.7
Switzerland	837,031,464	8.3
Israel	361,493,910	3.6
Denmark	356,265,619	3.5
France	282,457,802	2.8
Finland	269,334,635	2.7
Italy	263,756,547	2.6
Ireland	252,050,161	2.5
Netherlands	203,990,329	2.0
Sweden	195,175,544	1.9
Canada	193,869,589	1.9
Spain	154,789,704	1.5
India	141,381,134	1.4
Belgium	137,956,228	1.4
Iceland	107,194,348	1.1
Australia	94,213,457	0.9
Luxembourg	75,638,068	0.8
China	55,012,000	0.5
Greece	34,224,551	0.3

Total	$ 10,121,758,327	100.0%

5 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as

7 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$1,159,577,596	$—	$1,159,577,596
Consumer Staples	—	917,543,988	—	917,543,988
Financials	—	827,195,963	—	827,195,963
Health Care	565,946,310	1,616,496,556	—	2,182,442,866
Industrials	95,654,777	1,604,058,289	—	1,699,713,066
Information Technology	470,484,607	1,305,411,983	—	1,775,896,590
Materials	—	324,193,651	—	324,193,651
Telecommunication Services	—	49,486,061	—	49,486,061
Preferred Stock	—	27,020,666	—	27,020,666
Investment Company	1,158,687,880	—	—	1,158,687,880

Total Assets	$2,290,773,574	$7,830,984,753	$—	$10,121,758,327

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize

8 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued)

investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

9 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

10 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018